Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Accrued Expenses

	As of December 31,
(In $ millions)	2022	2021
Accrued goods and services received, not invoiced	22.2	7.7
Accrued payroll and bonus	8.6	6.2
Other accrued expenses (1)	50.0	31.7
Total	80.8	45.6

(1) Other accrued expenses includes holding costs, professional fees, management fees and other accrued expenses related to rig operations.